Accounts Receivable, net (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable, net
Balance as of beginning period	¥ 1,130
Provision of bad debt	228	¥ 2,364
Write-off bad debt	(496)	(1,234)
Balance as of ending period	¥ 862	¥ 1,130